Cover Page Cover Page	Sep. 10, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 10, 2021
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	1-33796
Entity Tax Identification Number	26-0630461
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	626-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001409493
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	630 Fifth Avenue, STE 2400
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10111
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
8.00% Series A Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE